SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300 +1 617 223 0301 FAX AMERICA • ASIA PACIFIC • EUROPE

February 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Advantage Small Cap Growth Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 995 to Registration Statement

on Form N-1A – Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of BlackRock Advantage Small Cap Growth Fund (the “Fund”), dated January 27, 2020, as filed pursuant to Rule 497(c) under the Securities Act of 1933 on January 31, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Very truly yours,

/s/ Louisa Kiu
Louisa Kiu

cc:	Janey Ahn

John A. MacKinnon

Jesse C. Kean

Sidley Austin (NE) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.